MERRILL LYNCH
GLOBAL
CONVERTIBLE
FUND, INC.








FUND LOGO







Quarterly Report

July 31, 1995




This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Merrill Lynch
Global Convertible
Fund, Inc.
Box 9011
Princeton, NJ
08543-9011







MERRILL LYNCH GLOBAL CONVERTIBLE FUND, INC.



OFFICERS AND
DIRECTORS

Arthur Zeikel, President and Director
Herbert I. London, Director
Robert R. Martin, Director
Joseph L. May, Director
Andre F. Perold, Director
Terry K. Glenn, Executive Vice President
N. John Hewitt, Senior Vice President
Donald C. Burke, Vice President
Harry E. Dewdney, Vice President and Portfolio Manager
Gerald M. Richard, Treasurer
Mark B. Goldfus, Secretary

Custodian
State Street Bank & Trust Company
P.O. Box 351
Boston, Massachusetts 02101

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, Florida 32246-6484
(800) 637-3863

TO OUR SHAREHOLDERS

As we enter the beginning of the third quarter of the year, the rather bullish, healthy momentum of financial markets we have seen since the start of 1995 still continues. US equity markets continue to reach new heights and the bond markets, while volatile, still show good returns for the year.

One of the features during July was the Humphrey-Hawkins testimony by Federal Reserve Board Chairman Alan Greenspan, which seemed to indicate that there could be another cut of 25 basis points (0.25%) in interest rates by summer's end. Greenspan indicated that inflation is slowing and is expected to continue to do so, an encouraging prediction, in our opinion. He also expressed the belief that the worst of any downside economic risks are behind us.

US equity markets appear to have benefitted by the liquidity factor with funds flowing in from various sources, including corporate buy-backs as excess cash is accumulated in industries where profitability is in an upswing. Up until now, any equity market sell-offs have been rather limited as investors stand ready to commit funds on price weaknesses. While it is possible that the fundamentals could change as the year progresses, leading to some equity price weakness, at the moment the strength continues. Bond market investors, while nervous, appear to anticipate that interest rates will hold or move a shade lower in coming weeks.

Overseas, most equity markets have performed well in 1995, but significantly below results in the United States. One poor performer has been the Japanese Nikkei 225 Index, which has dropped over 15% thus far in 1995. In general, a number of countries in Europe have lowered interest rates and added liquidity in an attempt to combat lethargic economic activity with forecasts indicating that economic growth in 1995 will be slower than in 1994. Japan remains in a no-growth environment as the government tries to formulate policies to improve conditions. Lately there seems to be a constructive, realistic attitude developing, and the recent moves to weaken the yen versus the US dollar are bringing some confidence back to investors.

Portfolio Strategy
Net assets of Merrill Lynch Global Convertible Fund, Inc. continue to increase, rising from $128 million on April 30, 1995 to over $142 million on July 31, 1995. Most of these additional funds were allocated to the United States because performance has continued to be better than in most other markets worldwide. Our US portion of nearly 68% of net assets at July 31, 1995 compares to 62% as of April 30. We reduced our Japanese holdings from 16.6% to 12.2% over the three-month period ended July 31 by selling issues where we had substantial gains and where the outlook for further gains was limited in response to the interest rate conditions in Japan and the expectation that the Japanese yen versus the US dollar would weaken in coming weeks. We adjusted our portfolio positions in yen-denominated convertibles to take advantage of anticipated improvements in the Nikkei 225 Index by concentrating on very low-premium issues as opposed to high-premium issues. It is our opinion that further interest rate reductions in Japan will be limited in scope. We continue to have portfolio positions in nine countries where we believe opportunities on a selective basis will provide attractive total returns.

In general, the outlook for the balance of 1995 continues to appear favorable, in our opinion. Interest rates in the United States should be stable to lower, equity markets should continue to be firm, albeit to a lesser degree than we have seen for the first seven months of 1995. These are factors leading to a good climate for convertible issues.

Overseas, equity and bond markets generally should be favorable with excellent opportunities for positive total returns. In Japan, it is our opinion that equity markets should rally. As we have noted, the Fund's Japanese holdings should benefit to a greater degree from higher equity prices than lower interest rates, since rates are at extremely low levels now. The yen relative to the US dollar must be watched closely as there is a concentrated effort by Japanese and US authorities to push the yen lower, as evidenced by measures taken on August 2, 1995, coupled with concerted foreign exchange intervention.

In Conclusion
We thank you for your ongoing interest in Merrill Lynch Global
Convertible Fund, Inc., and we look forward to assisting you with your financial needs in the months and years ahead.

Sincerely,




(Arthur Zeikel)
Arthur Zeikel
President

(Harry E. Dewdney)
Harry E. Dewdney
Vice President and
Portfolio Manager



August 14, 1995





PERFORMANCE DATA


About Fund
Performance

Since October 21, 1994, investors have been able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years.

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

Performance data for the Fund's Class A and Class B Shares are presented in the "Performance Summary", "Recent Performance Results" and "Average Annual Total Return" tables on pages 4 and 5. Data for Class C and Class D Shares are also presented in the "Recent Performance Results" and "Aggregate Total Return" tables on pages 4 and 5.

The "Recent Performance Results" table shows investment results before the deduction of any sales charges for Class A and Class B Shares for the 12-month and 3-month periods ended July 31, 1995 and for Class C and Class D Shares for the since inception and 3-month periods ended July 31, 1995. All data in this table assume imposition of the actual total expenses incurred by each class of shares during the relevant period.

None of the past results shown should be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.




PERFORMANCE DATA (concluded)

Recent
Performance
Results
                                                                                                         12 Month   3 Month
                                                                    7/31/95     4/30/95     7/31/94++   % Change++  % Change
ML Global Convertible Fund, Inc. Class A Shares*                     $11.06      $10.73      $10.74     + 3.27%(1)   +3.08%
ML Global Convertible Fund, Inc. Class B Shares*                      11.10       10.78       10.80     + 3.59(1)    +2.97
ML Global Convertible Fund, Inc. Class C Shares*                      11.08       10.76       10.74     + 3.46(1)    +2.97
ML Global Convertible Fund, Inc. Class D Shares*                      11.06       10.74       10.69     + 3.75(1)    +2.98
ML Global Convertible Fund, Inc. Class A Shares--Total Return*                                          + 6.93(2)    +3.87(3)
ML Global Convertible Fund, Inc. Class B Shares--Total Return*                                          + 5.72(4)    +3.50(5)
ML Global Convertible Fund, Inc. Class C Shares--Total Return*                                          + 6.20(6)    +3.54(7)
ML Global Convertible Fund, Inc. Class D Shares--Total Return*                                          + 6.92(8)    +3.72(9)
Dow Jones Industrial Average**                                     4,708.47    4,321.27    3,764.50     +25.08       +8.96
S&P 500 Index**                                                      562.06      514.71      458.26     +22.65       +9.20
Japan Nikkei Dow Jones 225**                                      16,677.53   16,806.75   20,449.39     -15.65       -0.77
London Financial Times Index**                                     3,463.30    3,216.70    3,082.60     - 7.99       +7.67

 ++Investment results shown for Class C and Class D Shares are since inception (10/21/94).
  *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included.
 **An unmanaged broad-based Index comprised of common stocks.
(1)Percent change includes reinvestment of $0.029 per share capital gains distributions.
(2)Percent change includes reinvestment of $0.368 per share ordinary income dividends and $0.029 per share capital gains distributions.
(3)Percent change includes reinvestment of $0.085 per share ordinary income dividends.
(4)Percent change includes reinvestment of $0.269 per share ordinary income dividends and $0.029 per share capital gains distributions.
(5)Percent change includes reinvestment of $0.057 per share ordinary income dividends.
(6)Percent change includes reinvestment of $0.277 per share ordinary income dividends and $0.029 per share capital gains distributions.
(7)Percent change includes reinvestment of $0.060 per share ordinary income dividends.
(8)Percent change includes reinvestment of $0.318 per share ordinary income dividends and $0.029 per share capital gains distributions.
(9)Percent change includes reinvestment of $0.079 per share ordinary income dividends.




Average Annual
Total Return


                                     % Return Without % Return With
                                       Sales Charge   Sales Charge**

Class A Shares*

Year Ended 6/30/95                        + 5.93%        + 0.37%
Five Years Ended 6/30/95                  + 8.13         + 6.97
Inception (11/4/88) through 6/30/95       + 7.09         + 6.23

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.

                                         % Return        % Return
                                       Without CDSC     With CDSC**

Class B Shares*

Year Ended 6/30/95                        + 4.84%        + 0.84%
Five Years Ended 6/30/95                  + 7.01         + 7.01
Inception (2/26/88) through 6/30/95       + 5.72         + 5.72

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.



Aggregate
Total Return


                                         % Return       % Return
                                       Without CDSC     With CDSC**

Class C Shares*

Inception (10/21/94) through 6/30/95      + 4.67%        + 3.67%

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.




                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Inception (10/21/94) through 6/30/95     + 5.39%         - 0.14%

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.

Performance
Summary--
Class A Shares
                              Net Asset Value             Capital Gains
Period Covered      Beginning                Ending        Distributed     Dividends Paid*      % Change**
11/4/88--12/31/88    $ 9.97                  $ 9.76           $0.173           $0.101            + 0.68%
1989                   9.76                    9.50            0.431            0.483            + 6.83
1990                   9.50                    8.20            0.047            0.497            - 8.07
1991                   8.20                    9.06            0.151            0.382            +17.22
1992                   9.06                    9.67            0.123            0.267            +11.12
1993                   9.67                   10.68            0.081            0.327            +14.74
1994                  10.68                   10.29            0.029            0.304            - 0.54
1/1/95--7/31/95       10.29                   11.06             --              0.159            + 9.07
                                                              ------           ------
                                                        Total $1.035     Total $2.520

                                                          Cumulative total return as of 7/31/95: +60.29%**

 *Figures may include short-term capital gains distributions.
**Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not include sales charge; results would be lower if sales charge was included.



Performance
Summary--
Class B Shares
                              Net Asset Value             Capital Gains
Period Covered        Beginning              Ending        Distributed     Dividends Paid*      % Change**
2/26/88--12/31/88    $10.00                  $ 9.77           $0.173           $0.313            + 2.63%
1989                   9.77                    9.51            0.431            0.376            + 5.68
1990                   9.51                    8.25            0.047            0.373            - 8.94
1991                   8.25                    9.12            0.151            0.284            +15.99
1992                   9.12                    9.74            0.123            0.166            + 9.99
1993                   9.74                   10.74            0.081            0.228            +13.48
1994                  10.74                   10.35            0.029            0.205            - 1.45
1/1/95--7/31/95       10.35                   11.10             --              0.106            + 8.30
                                                              ------           ------
                                                        Total $1.035     Total $2.051

                                                           Cumulative total return as of 7/31/95:+52.61%**

 *Figures may include short-term capital gains distributions.
**Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.




SCHEDULE OF INVESTMENTS                                                                                       (in US dollars)
LATIN                                Shares                                                                          Percent of
AMERICA      Industries               Held              Common Stocks                          Cost          Value   Net Assets
Mexico       Utilities--              20,000    Telefonos de Mexico, S.A. de C.V.
             Communications                     (TELMEX) (ADR) (a)                        $    756,200   $    660,000   0.46%

                                                Total Investments in Latin American
                                                Securities                                     756,200        660,000   0.46


NORTH
AMERICA


United       Metals &                 10,000    WHX Corp.                                      179,350        120,000   0.08
States       Mining

             Retail Stores            87,741    Home Depot, Inc.                             4,020,587      3,849,636   2.70

                                                Total Investments in United States
                                                Common Stocks                                4,199,937      3,969,636   2.78


                                                    Convertible Preferred Stocks


Canada       Oil & Gas                25,000    Occidental Petroleum Corp., Pfd.,
             Producers                          Series A                                     1,371,600      1,553,125   1.09

                                                Total Investments in Canadian
                                                Convertible Preferred Stocks                 1,371,600      1,553,125   1.09

United       Chemicals                20,000    Ashland Oil Inc., $6.75 Pfd.                 1,065,800      1,125,000   0.79
States

             Data Processing          20,000    UNISYS Corp., $3.75 Pfd., Series A           1,233,875        812,500   0.57

             Food/Beverage/           30,000    ConAgra Inc., Pfd., Class E                    998,025      1,143,750   0.80
             Tobacco & Household

             Insurance                50,000    American General Corp., Pfd.                 2,593,287      2,712,500   1.90
                                      50,000    St. Paul Companies, Inc., Pfd.               2,581,049      2,625,000   1.84
                                                                                          ------------   ------------ -------
                                                                                             5,174,336      5,337,500   3.74

             Metals & Mining          35,000    USX Corp., $3.25 Pfd.                        1,688,800      1,680,000   1.18
                                      35,500    WHX Corp., Pfd.                              1,630,980      1,677,375   1.18
                                      20,000    WHX Corp., Pfd. B                            1,000,150        880,000   0.62
                                                                                          ------------   ------------ -------
                                                                                             4,319,930      4,237,375   2.98

             Real Estate              50,000    Merry Land & Investment Company,
             Investment Trust                   Inc., Pfd.                                   1,261,637      1,381,250   0.97

             Transportation           20,000    Delta Airlines, Inc., $3.50 Pfd. C           1,010,350      1,237,500   0.87

                                                Total Investments in United States
                                                Convertible Preferred Stocks                15,063,953     15,274,875  10.72


                                     Face
                                    Amount                 Convertible Bonds


Canada       Oil &           US$   4,000,000    Amoco Canada Petro Co., Ltd., 7.375%
             Related                            due 9/01/2013                                4,652,500      5,020,000   3.52

                                                Total Investments in Canadian
                                                Convertible Bonds                            4,652,500      5,020,000   3.52


United       Automobile Parts      2,510,000    The Pep Boys--Manny, Moe & Jack,
States                                          4% due 9/01/1999                             2,461,275      2,397,050   1.68

             Building &            6,050,000    Masco Corp., 5.25% due 2/15/2012             5,158,750      5,203,000   3.65
             Construction

             Chemicals             4,200,000    Ashland Oil Inc., 6.75% due
                                                7/01/2014                                    3,981,750      4,147,500   2.91

             Computer                500,000    Cray Research, Inc., 6.125% due
             Services                           2/01/2011                                      510,000        395,000   0.28

             Environmental         4,500,000    Browning-Ferris Industries, Inc.,
             Control                            6.25% due 8/15/2012                          4,350,000      4,590,000   3.22

             Forest Products/      4,720,000    Boise Cascade Corp. (Series E), 7%
             Paper & Packaging                  due 5/01/2016                                4,351,550      5,050,400   3.54

             Industrial            3,000,000    Rouse Co., 5.75% due 7/23/2002               2,527,100      2,760,000   1.93

             Insurance             2,100,000    Aegon N.V., 4.75% due 11/01/2004             2,462,500      2,727,480   1.91
                                   2,000,000    Chubb Capital Corp., 6% due 5/15/1998        2,031,250      2,090,000   1.46
                                                                                          ------------   ------------ -------
                                                                                             4,493,750      4,817,480   3.37

             Leisure               4,500,000    Time Warner Inc., 8.75% due 1/10/2015        4,544,750      4,696,875   3.29

             Machine               2,750,000    Cooper Industries, Inc., 7.05% due
             Diversified                        1/01/2015                                    2,825,000      2,805,000   1.97

             Metals &              3,000,000    Homestake Mining Co., 5.50% due
             Mining                             6/23/2000                                    3,100,750      3,030,000   2.12
                                   2,000,000    USX Corp., 7% due 6/15/2017                  1,823,850      1,835,000   1.29
                                                                                          ------------   ------------ -------
                                                                                             4,924,600      4,865,000   3.41

             Natural               4,700,000    Consolidated Natural Gas Co., 7.25%
             Gas                                due 12/15/2015                               4,688,250      4,817,500   3.38

             Oil & Related         5,700,000    Pennzoil Co., 4.75% due 10/01/2003           5,251,625      5,443,500   3.82

             Transportation        1,500,000    Alaska Air Group, Inc., 6.50% due
                                                6/15/2005                                    1,555,000      1,614,375   1.13

                                                Total Investments in United States
                                                Convertible Bonds                           51,623,400     53,602,680  37.58


                                                Total Investments in North American
                                                Securities                                  76,911,390     79,420,316  55.69


PACIFIC                              Shares
BASIN                                 Held                  Common Stocks


Hong Kong    Utilities--              70,000    Shandong Huaneng Power Company Ltd.
             Electric                           (ADR) (a)                                      704,200        586,250   0.41

                                                Total Investments in Hong Kong
                                                Common Stocks                                  704,200        586,250   0.41

Japan        Financial Services       10,000    Daiwa Securities Co., Ltd.                     109,055        120,400   0.08
                                      10,000    Nikko Securities Co., Ltd.                      91,790         92,799   0.07
                                      10,000    Yamaichi Securities Co., Ltd.                   94,005         62,585   0.04
                                                                                          ------------   ------------ -------
                                                                                               294,850        275,784   0.19

             Machinery                20,000    Shimadzu Corp.                                 156,900        122,444   0.09

                                                Total Investments in Japanese Common
                                                Stocks                                         451,750        398,228   0.28




SCHEDULE OF INVESTMENTS (continued)                                                                           (in US dollars)
PACIFIC
BASIN                                Shares                                                                          Percent of
(concluded)  Industries               Held       Convertible Preferred Stocks                  Cost          Value   Net Assets
Hong Kong    Food &                   20,000    Dairy Farms International Holdings
             Beverage                           Ltd., $6.50 Pfd.                           $ 1,977,000    $ 1,500,000   1.05%

                                                Total Investments in Hong Kong
                                                Convertible Preferred Stocks                 1,977,000      1,500,000   1.05


                                      Face
                                     Amount             Convertible Bonds


Hong Kong    Real Estate   HK$     3,500,000    Wharf Capital Ltd., 5% due 7/15/2000         3,640,000      3,535,000   2.48

                                                Total Investments in Hong Kong
                                                Convertible Bonds                            3,640,000      3,535,000   2.48


Japan        Auto &        YEN    50,000,000    No. 2 Toyota Motor Corp., 1.20% due
             Truck                              1/28/1998                                      572,731        594,616   0.42

             Chemicals           100,000,000    No. 6 Sumitomo Chemical Co., 1.20%
                                                due 9/29/2006                                1,042,946      1,140,391   0.80

             Electronics          30,000,000    No. 3 Matsushita Electric Industrial
                                                Co., 1.40% due 9/30/1996                       362,443        361,199   0.25
                                 100,000,000    No. 5 Matsushita Electric Industrial
                                                Co., 1.30% due 3/29/2002                     1,026,774      1,144,934   0.80
                                  75,000,000    No. 11 Sharp Corp., 1.50% due 9/30/1998        803,237        879,998   0.62
                                                                                          ------------   ------------ -------
                                                                                             2,192,454      2,386,131   1.67

             Food &              100,000,000    No. 9 Asahi Breweries, 0.95% due
             Beverage                           12/26/2002                                   1,114,675      1,118,810   0.78
                                  50,000,000    No. 1 Sanyo Coca-Cola Bottling, Inc.,
                                                0.90% due 6/30/2003                            522,384        524,194   0.37
                                  50,000,000    No. 3 Sapporo Breweries, Ltd., 1.20%
                                                due 12/18/2009                                 525,379        549,182   0.39
                                                                                          ------------   ------------ -------
                                                                                             2,162,438      2,192,186   1.54

             Industrial           90,000,000    No. 3 Sony Corp., 1.40% due 9/30/2003          982,425      1,057,020   0.74

             Leisure              50,000,000    No. 4 Canon Co., 1.20% due 12/20/2005          553,669        621,876   0.44

             Machinery            50,000,000    No. 8 Matsushita Electric Works, 2.70%
                                                due 5/31/2002                                  640,113        622,444   0.44
                                  50,000,000    No. 9 Matsushita Electric Works, 1%
                                                due 11/30/2005                                 486,611        553,158   0.39
                                  70,000,000    No. 8 NEC Corp., 1.70% due 3/31/1999           878,740        896,865   0.63
                                  60,000,000    No. 9 NEC Corp., 1.90% due 3/30/2001           760,325        768,060   0.54
                                  70,000,000    No. 2 Nippondenso Co., Ltd., 1.20% due
                                                12/26/1997                                     787,148        818,946   0.57
                                                                                          ------------   ------------ -------
                                                                                             3,552,937      3,659,473   2.57

             Multi-Industry       60,000,000    No. 5 Asahi Glass Co., Ltd., 1.90% due
                                                12/26/2008                                     624,629        688,323   0.48
                                  50,000,000    No. 3 Mitsui & Co., 1.50% due 3/31/2003        529,601        573,035   0.40
                                                                                          ------------   ------------ -------
                                                                                             1,154,230      1,261,358   0.88

             Pharmaceuticals      50,000,000    No. 3 Dainippon Pharmaceutical, 1.40%
                                                due 9/30/2003                                  511,213        559,405   0.39
                                  80,000,000    No. 3 Sankyo Co., Ltd., 0.70% due
                                                3/30/2001                                      872,081        945,934   0.66
                                                                                          ------------   ------------ -------
                                                                                             1,383,294      1,505,339   1.05

             Retail Stores        30,000,000    No. 4 Best Denki Co., Ltd., 1.90%
                                                due 2/28/2002                                  311,038        352,681   0.25
                                  50,000,000    No. 1 Taiyo Company Ltd., 2.50% due
                                                2/28/2002                                      594,601        572,467   0.40
                                                                                          ------------   ------------ -------
                                                                                               905,639        925,148   0.65

             Transportation       50,000,000    No. 6 Keihan Electric Railway, 1% due
                                                3/31/2003                                      539,009        524,761   0.37
                                  50,000,000    No. 1 Nankai Electric Railway, 2.70%
                                                due 3/30/2001                                  593,306        588,369   0.41
                                  50,000,000    No. 6 Yamato Transport Co., Ltd.,
                                                1.70% due 9/30/2002                            539,151        570,195   0.40
                                                                                          ------------   ------------ -------
                                                                                             1,671,466      1,683,325   1.18

                                                Total Investments in Japanese
                                                Convertible Bonds                           16,174,229     17,026,863  11.94


                                                Total Investments in Pacific Basin
                                                Securities                                  22,947,179     23,046,341  16.16


WESTERN                               Shares
EUROPE                                 Held               Common Stocks


United       Business                 71,944    Saatchi & Saatchi Co., PLC                     217,005        139,301   0.10
Kingdom      Services
                                                Total Investments in United Kingdom
                                                Common Stocks                                  217,005        139,301   0.10


                                      Face
                                     Amount              Convertible Bonds

France       Auto & Truck   Ffr       10,000    Peugeot S.A., 2% due 1/01/2001               1,851,331      1,993,634   1.40

             Leisure               4,200,000    Euro Disney SCA, 6.75% due 10/01/2001          686,297        775,884   0.54

                                                Total Investments in French
                                                Convertible Bonds                            2,537,628      2,769,518   1.94


United       Business       Pound  2,000,000    Hanson Trust PLC, 9.50% due 1/31/2006        3,354,923      3,248,406   2.28
Kingdom      Services    Sterling

             Food & Beverage       1,000,000    Allied-Lyons PLC, 6.75% due 7/07/2008        1,676,191      1,560,195   1.09
                                   2,000,000    Grand Metropolitan PLC, 6.50% due
                                                1/31/2000                                    2,142,500      2,145,000   1.50
                                     550,000    Northern Foods PLC, 6.75% due
                                                8/08/2008                                      867,775        737,092   0.52
                                                                                          ------------   ------------ -------
                                                                                             4,686,466      4,442,287   3.11

             Oil & Related         1,200,000    EE Finance, 8.75% due 6/27/2006              1,860,229      1,896,237   1.33

             Transportation        1,000,000    P&O Steam Navigation Co., 7.25%
                                                due 5/19/2003                                1,605,646      1,544,193   1.08

                                                Total Investments in United
                                                Kingdom Convertible Bonds                   11,507,264     11,131,123   7.80


                                                Total Investments in Western
                                                European Securities                         14,261,897     14,039,942   9.84




SCHEDULE OF INVESTMENTS (concluded)                                                                           (in US dollars)
                                      Face                                                                           Percent of
                                     Amount             Short-Term Securities                  Cost          Value   Net Assets
United       Commercial      US$   4,727,000    General Electric Capital Corp.,
States       Paper*                             5.80% due 8/01/1995                       $  4,727,000   $  4,727,000   3.31%

             US Government                      US Treasury Bills:
             & Agency *            3,000,000      5.37% due 8/17/1995                        2,992,840      2,992,840   2.10
             Obligations           1,395,000      5.42% due 8/17/1995                        1,391,640      1,391,640   0.97
                                  15,000,000      5.355% due 8/24/1995                      14,948,681     14,948,681  10.48
                                                                                          ------------   ------------ -------
                                                                                            19,333,161     19,333,161  13.55

                                                Total Investments in Short-Term
                                                Securities                                  24,060,161     24,060,161  16.86

             Total Investments                                                            $138,936,827    141,226,760  99.01
                                                                                          ============
             Unrealized Appreciation on Forward Foreign Exchange Contracts**                                  235,873   0.16

             Other Assets Less Liabilities                                                                  1,179,785   0.83
                                                                                                         ------------ -------
             Net Assets                                                                                  $142,642,418 100.00%
                                                                                                         ============ =======

             Net Asset       Class A--Based on net assets of $35,843,386 and 3,241,465
             Value:                   shares outstanding                                                 $      11.06
                                                                                                         ============
                             Class B--Based on net assets of $94,745,548 and 8,534,460
                                      shares outstanding                                                 $      11.10
                                                                                                         ============
                             Class C--Based on net assets of $7,829,083 and 706,621
                                      shares outstanding                                                 $      11.08
                                                                                                         ============
                             Class D--Based on net assets of $4,224,401 and 381,821
                                      shares outstanding                                                 $      11.06
                                                                                                         ============



          (a)American Depositary Receipt.
            *Commercial Paper and certain US Government & Agency Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund.
           **Forward foreign exchange contracts as of July 31, 1995 are as follows:

                                                                     Unrealized
             Foreign Currency Sold     Expiration Date              Appreciation

             YEN  450,000,000          August 1995                      $235,873

             Total Unrealized Appreciation--Net on Forward Foreign
             Exchange Contracts (US$ Commitment--$5,357,504)            $235,873
                                                                        ========